Derivative instruments and hedging activities - Schedule of information about written credit derivatives and purchased credit protection (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	¥ 180	¥ (150)
Maximum potential payout / Notional		16,455	15,172
Notional, Purchased credit protection		12,490	11,050
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	96	(47)
Maximum potential payout / Notional		8,018	9,206
Notional, Purchased credit protection		5,836	6,555
Credit default indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	18	(117)
Maximum potential payout / Notional		8,064	5,735
Notional, Purchased credit protection		6,364	4,330
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	65	14
Maximum potential payout / Notional		357	231
Notional, Purchased credit protection		274	165
CreditRisk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	1
Maximum potential payout / Notional		16
Notional, Purchased credit protection		16
Less than 1 year [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,083	2,989
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,323	2,346
Less than 1 year [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		721	612
Less than 1 year [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		39	31
1 to 3 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,823	5,128
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,238	3,402
1 to 3 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,455	1,644
1 to 3 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		130	82
3 to 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,922	5,433
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,552	2,469
3 to 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,179	2,849
3 to 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		175	115
3 to 5 years [Member] | CreditRisk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		16
More than 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,627	1,622
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		905	989
More than 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		709	630
More than 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 13	¥ 3

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.